Financial information by segment, Assets and liabilities by business sector (Details) $ in Thousands, € in Millions	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,051,069	$ 7,204,267
Investments carried under the equity method	212,052	230,307
Other current financial assets	199,193	183,897
Cash and cash equivalents (project companies)	434,559	448,301	$ 594,616			$ 600,990
Assets held for sale	41,242	28,642
Total assets	8,590,434	8,714,333
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,248,343	4,319,260
Grants and other liabilities	1,129,241	1,233,808
Liabilities directly associated with the assets held for sale	53,723	0
Long-term and short-term corporate debt	1,204,616	1,084,838		$ 7,800	€ 7
Other non-current liabilities	47,843	44,489
Total liabilities	7,145,643	7,125,524
Equity	1,444,791	1,588,809	$ 1,692,813			$ 1,789,047
Total liabilities and equity	8,590,434	8,714,333
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	5,681,520	5,798,818
Investments carried under the equity method	171,246	189,672
Other current financial assets	5,033	10,866
Cash and cash equivalents (project companies)	304,718	299,987
Assets held for sale	41,242	0
Total assets	6,203,759	6,299,343
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,250,365	3,280,618
Grants and other liabilities	1,080,095	1,185,487
Liabilities directly associated with the assets held for sale	53,723
Total liabilities	4,384,183	4,466,105
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	430,289	460,766
Investments carried under the equity method	0	0
Other current financial assets	121,997	103,907
Cash and cash equivalents (project companies)	31,022	35,098
Assets held for sale	0	28,642
Total assets	583,308	628,413
Liabilities allocated [Abstract]
Long-term and short-term project debt	374,393	401,460
Grants and other liabilities	33,632	32,916
Liabilities directly associated with the assets held for sale	0
Total liabilities	408,025	434,376
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	768,013	777,360
Investments carried under the equity method	0	0
Other current financial assets	31,064	30,746
Cash and cash equivalents (project companies)	65,650	58,004
Assets held for sale	0	0
Total assets	864,727	866,110
Liabilities allocated [Abstract]
Long-term and short-term project debt	555,282	560,906
Grants and other liabilities	12,925	12,884
Liabilities directly associated with the assets held for sale	0
Total liabilities	568,207	573,790
Water [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	171,247	167,323
Investments carried under the equity method	40,806	40,635
Other current financial assets	43,899	43,367
Cash and cash equivalents (project companies)	13,546	21,887
Assets held for sale	0	0
Total assets	269,498	273,212
Liabilities allocated [Abstract]
Long-term and short-term project debt	68,303	76,276
Grants and other liabilities	2,589	2,521
Liabilities directly associated with the assets held for sale	0
Total liabilities	70,892	78,797
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,051,069	7,204,267
Investments carried under the equity method	212,052	230,307
Other current financial assets	201,993	188,886
Cash and cash equivalents (project companies)	414,936	414,976
Assets held for sale	41,242	28,642
Total assets	7,921,292	8,067,078
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,248,343	4,319,260
Grants and other liabilities	1,129,241	1,233,808
Liabilities directly associated with the assets held for sale	53,723
Total liabilities	5,431,307	5,553,068
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	290,655	297,577
Other current assets (including cash and cash equivalents at holding company level)	378,487	349,678
Total assets	669,142	647,255
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,204,616	1,084,838
Other non-current liabilities	331,772	301,245
Other current liabilities	177,948	186,373
Total liabilities	1,714,336	1,572,456
Equity	1,444,791	1,588,809
Total liabilities and equity	$ 3,159,127	$ 3,161,265